1775 I Street, N.W.
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+1 202 261 3333 Fax
www.dechert.com

STEPHEN T. COHEN

stephen.cohen@dechert.com +1 202 261 3304 Direct

August 27, 2012

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	UBS Money Series (“Registrant”)
File Nos. 33-52965 and 811-08767
Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”) is Post-Effective Amendment No. 34 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 35 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”). This filing is being made for the purpose of (i) bringing the financial statements and other information up to date under Section 10(a)(3) of the 1933 Act for each of the series of the Registrant; (ii) filing the required exhibits for each of the series of the Registrant; (iii) incorporating the comments of the staff of the Securities and Exchange Commission in connection with the filing pursuant to Rule 485(a) under the 1933 Act on behalf of UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund on June 29, 2012; and (iv) making other non-material changes to the Prospectuses and Statement of Additional Information for each of the series of the Registrant. We hereby represent that the attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3304 or to Keith A. Weller, Senior Associate General Counsel, UBS Global Asset Management (Americas) Inc., at 212.882.5576.

Very truly yours,

/s/ Stephen T. Cohen

Stephen T. Cohen

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